Consolidation	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure
Consolidation
Federated is involved with various entities in the normal course of business that may be deemed to be voting rights entities (VREs) or VIEs. In accordance with Federated’s consolidation accounting policy, Federated first determines whether the entity being evaluated is a VRE or a VIE. Once this determination is made, Federated proceeds with its evaluation of whether or not to consolidate the entity. The disclosures below represent the results of such evaluations pertaining to 2013 and 2012.
(a) Consolidated Voting Rights Entities
Federated has a majority interest (50.5%) and acts as the general partner in Passport Research Ltd., a limited partnership. Edward D. Jones & Co., L.P. is the limited partner with a 49.5% interest. The partnership is an investment adviser to two sponsored funds. Noncontrolling interests in this subsidiary are included in Nonredeemable noncontrolling interest in subsidiary on the Consolidated Balance Sheets.
(b) Consolidated Variable Interest Entities
From time to time, Federated invests in investment companies that meet the definition of a VIE for general corporate investment purposes or, in the case of newly launched products, in order to provide investable cash to establish a performance history. Most of Federated’s sponsored investment companies meet the definition of a VIE primarily due to their typical series fund structure in which the shareholders of each participating portfolio underlying the series fund generally lack the ability as an individual group to make decisions through voting rights regarding the board of directors/trustees of the fund. Federated’s investment in investment companies represents its maximum exposure to loss. Federated's conclusion to consolidate an investment company may vary from period to period, most commonly as a result of changes in its percentage interest in the entity resulting from changes in the number of shares held by either Federated or third parties. Given that the entities follow investment company accounting, which prescribes fair-value accounting, a deconsolidation generally does not result in gains or losses for Federated.
As of December 31, 2013 and 2012, Federated was deemed to be the primary beneficiary of and therefore consolidated several investment companies as a result of its majority ownership interest in the investment companies. The following table presents the balances related to the consolidated investment companies that were included on the Consolidated Balance Sheets as well as Federated's net interest in the investment companies at December 31:

in millions	2013	2012
Cash and cash equivalents	$1.1	$1.0
Investments—consolidated investment companies	53.5	51.1
Receivables	0.9	0.7
Less: Liabilities	1.6	2.0
Less: Redeemable noncontrolling interest in subsidiaries	15.5	7.3
Federated's net interest in consolidated investment companies	$38.4	$43.5

Federated's net interest in the consolidated investment companies of $38.4 million and $43.5 million at December 31, 2013 and 2012, respectively, represents the value of Federated's economic ownership interest in these sponsored investment companies. The assets of the consolidated investment companies are restricted for use by the respective investment company. The liabilities of the consolidated investment companies primarily represent investments sold short for one fund, and otherwise represent operating liabilities of the entities. The liabilities are primarily classified as Other current liabilities on Federated's Consolidated Balance Sheets.
Federated consolidated a mutual fund in the fourth quarter of 2013 as a result of an investment in a newly launched product. Accordingly, Federated consolidated $1.0 million in Investments—consolidated investment companies on the Consolidated Balance Sheets as of the date of consolidation.
During the first quarter 2013, Federated began consolidating a sponsored offshore money market fund for which it was deemed to be the primary beneficiary as a result of a vote by the fund board of directors to unwind the fund in the near term and the expectation that Federated would absorb the remaining net operating expenses of the fund. Federated consolidated $63.4 million in Investments—consolidated investment companies, $4.0 million in Cash and cash equivalents and $67.4 million in Redeemable noncontrolling interest in subsidiaries on the Consolidated Balance Sheets as of the date of consolidation. During the fourth quarter 2013, this fund was closed and, as a result, Federated deconsolidated $73.2 million in Investments—consolidated investment companies, $15.6 million in Cash and cash equivalents and $88.8 million in Redeemable noncontrolling interest in subsidiaries on the Consolidated Balance Sheets as of the date of deconsolidation. There was no impact to the Consolidated Statements of Income in 2013 as a result of deconsolidation.
During 2012, Federated consolidated two investment companies due to changes in the investment companies' ownership, resulting in Federated holding the majority ownership interest in the investment companies. Accordingly, Federated consolidated $21.0 million in Investments—consolidated investment companies and $6.0 million in Redeemable noncontrolling interest in subsidiaries on the Consolidated Balance Sheets as of the date of consolidation.
In addition, during 2012, Federated deconsolidated three mutual funds. The first mutual fund was deconsolidated based on a determination that Federated no longer was the primary beneficiary of the fund as a result of new subscriptions in fund shares by unrelated third parties. The remaining two mutual funds, in which Federated was previously the sole investor, were deconsolidated as a result of Federated redeeming its investments. Accordingly, Federated deconsolidated $80.3 million in Investments—other and $0.6 million in Redeemable noncontrolling interest in subsidiaries on the Consolidated Balance Sheets as of the date of deconsolidation. One of the deconsolidated funds was a non-U.S. dollar money market fund. Upon its deconsolidation, Federated realized a foreign currency gain of $1.2 million in Nonoperating Income (Expenses) - Other, net on the Consolidated Statements of Income that had been recorded in Accumulated other comprehensive loss, net of tax. Federated's foreign currency risk in this investment was hedged by investments in foreign currency forward contracts which were settled in the third quarter 2012. Accordingly, an offsetting pre-tax loss of $1.1 million was reclassified out of Accumulated other comprehensive loss, net of tax on the Consolidated Balance Sheets and realized in Nonoperating Income (Expenses) - Other, net on the Consolidated Statements of Income.
Neither creditors nor equity investors in the investment companies have any recourse to Federated’s general credit. In the ordinary course of business, from time to time, Federated may choose to waive certain fees or assume operating expenses of sponsored investment companies for competitive, regulatory or contractual reasons (see Note (1)(o) for information regarding fee waivers). Federated has not provided financial support to any of these entities outside the ordinary course of business.
(c) Non-Consolidated Variable Interest Entities
At December 31, 2013 and 2012, Federated was involved with certain VIEs in which it held a variable interest but for which it was not the primary beneficiary. Federated’s investment and maximum risk of loss related to these unconsolidated VIEs were as follows at December 31:

	2013	2012
in millions	Total carrying value of investment and maximum risk of loss	Total carrying value of investment and maximum risk of loss
Investment companies[1,2]	$220.5	$193.7
Equity investment[3]	$0.0	$3.8

1	AUM for these unconsolidated investment companies totaled $280.3 billion and $295.4 billion at December 31, 2013 and December 31, 2012, respectively.

2	Accounts receivable from sponsored investment companies for advisory and other services totaled $13.5 million and $11.6 million at December 31, 2013 and December 31, 2012, respectively.

3	Total assets and liabilities of the equity investment were $2.8 million and $0.3 million, at December 31, 2012.
Investment Companies – Federated's involvement with certain investment companies that are deemed to be VIEs includes serving as the investment manager, or at times, holding a minority interest or both. Federated’s variable interest is not deemed to absorb the majority of the variability of the entity’s net assets. Therefore, Federated is not the primary beneficiary of these VIEs and has not consolidated these entities.
In the ordinary course of business, from time to time, Federated may choose to waive certain fees or assume operating expenses of these sponsored investment companies for competitive, regulatory or contractual reasons (see Note (1)(o) for information regarding fee waivers). Federated has not provided financial support to any of these entities outside the ordinary course of business.
Equity Investment – Federated holds a 12% non-voting, noncontrolling interest in a privately-held investment management firm that is registered as an investment adviser and a commodity trading adviser. This investment is accounted for using the equity method of accounting. Due primarily to the nature of the voting rights of the equity holders of the investee, the investee meets the definition of a VIE, however, with its non-voting 12% interest, Federated is not deemed to have power to direct the investee's activities and therefore is not the primary beneficiary. Federated has not provided financial support to the investee. Federated’s investment was included in Other long-term assets on the Consolidated Balance Sheets. See Note (5)(b) for information on recent impairments on this equity investment.